Expenses - Operating expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EXPENSES [Abstract]
Raw materials and consumables	$ 182.8	$ 160.8
Salaries and employee benefits	141.4	139.7
Contractors	79.7	74.7
Repairs and maintenance	51.8	47.7
General and administrative	34.7	24.9
Leases	4.2	2.6
Royalties	8.7	7.4
Drilling and analytical	6.5	9.3
Other	20.1	11.8
Total production expenses	529.9	478.9
Less: Production expenses capitalized	(147.7)	(98.6)
Add (less): Change in inventories	0.5	(3.0)
Total operating expenses	$ 382.7	$ 377.3